Document and Entity Information	12 Months Ended
Sep. 30, 2013
Entity Registrant Name	Alphabet Holding Company, Inc.
Entity Central Index Key	0001566978
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer